Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2023
Long-Term Debt [Abstract]
Long-Term Debt
The amounts of long-term debt shown in the accompanying consolidated balance sheets of December 31, 2022 and December 31, 2023, are analyzed as follows:

Loan facilities	Borrowers	As of December 31, 2022	As of December 31, 2023
$18.0 Million Term Loan Facility	Rocket- Gamora	13,250,000	5,257,200
Total long-term debt		$13,250,000	$5,257,200
Less: Deferred financing costs		(180,526)	(43,414)
Total long-term debt, net of deferred finance costs		13,069,474	5,213,786

Presented:
Current portion of long-term debt		$2,700,000	$1,345,600
Less: Current portion of deferred finance costs		(93,698)	(34,311)
Current portion of long-term debt, net of deferred finance costs		$2,606,302	$1,311,289

Non-Current portion of long-term debt		10,550,000	3,911,600
Less: Non-Current portion of deferred finance costs		(86,828)	(9,103)
Non-Current portion of long-term debt, net of deferred finance costs		$10,463,172	$3,902,497

Annual Principal Payments
The annual principal payments for the Company’s outstanding debt arrangement as of December 31, 2023, required to be made after the balance sheet date, are as follows:

Year ending December 31,	Amount
2024	$1,345,600
2025	3,911,600
Total long-term debt	$5,257,200